Related Party Transactions (Details) - USD ($)		1 Months Ended					12 Months Ended
	Jul. 10, 2017	Sep. 16, 2019	Jan. 30, 2019	Mar. 28, 2017	Oct. 02, 2016	Oct. 02, 2016	Sep. 30, 2019	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2018	Sep. 30, 2017
Related Party Transactions (Textual)
Severance costs							$ 1,500,000
Employee-related liabilities, current							93,000			$ 93,000	$ 93,000
CEO [Member]
Related Party Transactions (Textual)
Employee benefits and share-based compensation							250,000
Severance costs							1,500,000
Employment agreement salary		$ 624,000
Annual bonus		3.00%
President [Member]
Related Party Transactions (Textual)
Employee benefits and share-based compensation					$ 370,000		370,000
Severance costs					$ 2,500,000		$ 2,500,000
Chief Strategy Officer [Member]
Related Party Transactions (Textual)
Employee compensation agreement, description								Company entered into an employment agreement with the Company's former Chief Strategy Officer which provided for annual base compensation of $400,000 for a period of three years and provided for other additional benefits as defined in the agreement including a signing bonus of $100,000 payable during the first year of employment. As of December 31, 2019 and September 30, 2019 the bonus has not been paid and is included in accrued expenses. On July 7, 2017, the former Chief Strategy Officer and member of the Board was terminated. His 7,500, options were subsequently forfeited.	The Company's former Chief Strategy Officer which provided for annual base compensation of $400,000 for a period of three years and provided for other additional benefits as defined in the agreement including a signing bonus of $100,000 payable during the first year of employment. As of September 30, 2019 and 2018, the bonus has not been paid and is included in accrued expenses. On July 7, 2017, the former Chief Strategy Officer and member of the Board was terminated. His 7,500,000 options were subsequently forfeited (See Note 16).
Michael Bannon's [Member]
Related Party Transactions (Textual)
Employment agreement salary		$ 624,000
Annual bonus		3.00%
Jeffery L. Garon [Member]
Related Party Transactions (Textual)
Employee compensation agreement, description			Under the terms of the January 4, 2019 compensation agreement with the CFO, the Company issues 100 shares each month to the CFO. The monthly stock awards are charged to compensation expense using the grant date quoted prices. During the year ended September 30, 2019, the Company was obligated to and issued 1,700 common restricted shares to the former CFO charging payroll expenses $600. The CFO resigned effective June 20, 2019.
CFO [Member]
Related Party Transactions (Textual)
Employee benefits and share-based compensation						$ 250,000
Severance costs	$ 1,500,000					$ 1,500,000
Matthew Wiles [Member]
Related Party Transactions (Textual)
Description of employment agreement				Under the terms of the employment agreement, Mr. Wiles’ compensation is $140,000 per annum and he also will be eligible for a bonus of 10% of Howco’s gross profits over $1.25 million to be paid in cash after the annual financial statements have been completed and, if applicable, audited for filing with the SEC. Mr. Wiles will also receive options to acquire 250,000 shares of the Company’s common stock, vesting over five years in equal amounts on the anniversary date of his Employment Agreement. On September 16, 2019, Mr. Wiles’ employment agreement was modified to provide salary of $275,000, and an annual bonus of 2% of net income.